CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement Of Stockholders Equity Parenthetical [Abstract]
Cash dividends, per share (in dollars per share)	$ 0.27	$ 0.40	$ 0.30